Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined	The compensation committee is scheduled to evaluate the impact of the restatement on incentive-based compensation under the Policy for the Recovery of Erroneously Awarded Compensation during its next regularly scheduled meeting, and expects to determine that no recovery is required, as the restatement did not affect the financial reporting measures used to determine such compensation.